Prepaid Expenses and Other Current Assets, Net	12 Months Ended
Dec. 31, 2025
Prepaid Expenses and Other Current Assets, Net [Abstract]
PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET
6.	PREPAID EXPENSES AND OTHER CURRENT ASSETS, NET

Prepaid expenses and other current assets consisted of the following:

	As of December 31,
	2024	2025
	$	$
Staff advances	67	38
Prepayment for products	525	69
Advance to OEMs	3,945	747
Rental and other deposits	27	-
VAT recoverable	899	624
Investment of convertible bond	438	438
Cash loan	100	-
Prepayment for debt settlement	1,000	-
Others	138	145
	7,139	2,061
Less: provision	(392)	(1,214)

	6,747	847

Provisions were $392 and $1,214 as of December 31, 2024 and 2025, respectively. The Group reviews staff advances, rental and other deposits, receivable from an agent and other for expected credit loss. The Group determined the allowance based on known troubled accounts, historical experience, and other currently available evidence.